TAX PROVISION (Tables)	12 Months Ended
Dec. 31, 2021
TAX PROVISION
Reconciliation Of Income Taxes
	2021	2020	2019
Income (loss) for the year	$(6,829,714)	$(4,626,887)	17,513,854
Expected income tax (recovery)	$(1,844,000)	$(1,249,000)	4,729,000
Change in statutory, foreign tax, foreign exchange rates and other	39,000	117,000	(529,000)
Permanent differences	134,000	269,000	(4,861,000)
Impact of flow through shares	22,000	-	-
Share issue cost	(43,000)	(250,000)	(103,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(27,000)	404,000	1,205,000
Change in unrecognized deductible temporary differences	1,719,000	709,000	(441,000)
Total income tax expense (recovery)	$-	$-	$-

Deductible And Taxable Temporary Differences, Unused Tax Losses And Unused Tax Credits
	2021	Expiry Date Rang	2020	Expiry Date Rang	2019	Expiry Date Rang
Temporary Differences
Exploration and evaluation assets	$211,000	No expiry date	$6,284,000	No expiry date	$6,135,000	No expiry date
Investment tax credit	23,000	2029	23,000	2029	23,000	2029
Property and equipment	517,000	No expiry date	1,547,000	No expiry date	1,242,000	No expiry date
Share issue costs	946,000	2042 to 2045	1,212,000	2041 to 2044	747,000	2040 to 2043
Assets held for sale	5,060,000	No expiry date	-		-
Asset retirement obligation	2,038,000	No expiry date	695,000	No expiry date	267,000	No expiry date
Allowable capital losses	4,260,000	No expiry date	4,150,000	No expiry date	5,864,000	No expiry date
Non-capital losses available for future periods	38,269,000	2023 onwards	30,569,000	2023 to 2040	27,024,000	2023 to 2039
Bolivia	717,000	2024	-		-
Canada	36,349,000	2029 to 2041	30,015,000	2029 to 2040	26,980,000	2029 to 2039
Mongolia	1,178,000	2023 to 2029	554,000	2023 to 2028	44,000	2023 to 2027
US	25,000	No expiry date